Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 100.0%
Administrative and Support and Waste Management and Remediation Services - 0.2%
Trip.com Group Ltd. - ADR (a)(b)	43,569	$1,399,872
Airlines - 0.3%
American Airlines Group, Inc. (a)	35,108	942,299
United Airlines Holdings, Inc. (b)	21,074	1,576,335
		2,518,634
Auto Manufacturers - 1.6%
PACCAR, Inc. (a)	28,826	2,139,178
Tesla Motors, Inc. (a)(b)	15,018	9,770,260
		11,909,438
Beverages - 2.6%
Monster Beverage Corp. (b)	44,817	2,984,812
PepsiCo, Inc.	116,226	16,506,417
		19,491,229
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (b)	18,432	1,831,957
Amgen, Inc.	49,527	10,700,308
Biogen, Inc. (b)	15,034	4,041,891
BioMarin Pharmaceutical, Inc. (b)	14,128	1,179,688
Gilead Sciences, Inc.	105,442	6,663,934
Illumina, Inc. (b)	12,239	3,550,167
Incyte Corp. (b)	17,947	1,311,387
Regeneron Pharmaceuticals, Inc. (b)	8,983	3,035,715
Seattle Genetics, Inc. (b)	14,244	1,543,907
Vertex Pharmaceuticals, Inc. (b)	21,416	4,862,503
		38,721,457
Commercial Services - 3.2%
Automatic Data Processing, Inc.	36,066	6,181,352
Cintas Corp.	8,613	2,402,768
CoStar Group, Inc. (a)(b)	3,038	1,983,784
PayPal Holdings, Inc. (b)	97,856	11,144,820
Verisk Analytics, Inc.	13,648	2,217,390
		23,930,114
Computers - 12.8%
Apple, Inc.	290,477	89,905,536
Check Point Software Technologies Ltd. (a)(b)	12,672	1,448,536
Cognizant Technology Solutions Corp.	45,635	2,801,076
NetApp, Inc.	18,749	1,001,197
Western Digital Corp.	24,788	1,623,614
		96,779,959
Distribution/Wholesale - 0.5%
Copart, Inc. (b)	19,321	1,960,309
Fastenal Co.	47,799	1,667,229
		3,627,538
Electric - 0.9%
Exelon Corp.	81,016	3,855,551
Xcel Energy, Inc.	44,677	3,091,202
		6,946,753
Food - 1.3%
Mondelez International, Inc.	120,002	6,885,715
The Kraft Heinz Co.	101,776	2,971,859
		9,857,574
Healthcare-Products - 1.2%
Align Technology, Inc. (b)	6,568	1,688,633
Henry Schein, Inc. (b)	32	2,206
IDEXX Laboratories, Inc. (b)	7,137	1,934,198
Intuitive Surgical, Inc. (b)	9,623	5,386,763
		9,011,800
Information - 0.0% (c)
NortonLifeLock, Inc.	133	3,780
Insurance - 0.3%
Willis Towers Watson PLC	10,707	2,262,282
Internet - 25.9%
Alphabet, Inc. - Class A (b)	22,451	32,167,344
Alphabet, Inc. - Class C (b)	22,445	32,191,292
Amazon.com, Inc. (b)	32,410	65,102,615
BAIDU, Inc. - ADR - Class A (b)	23,042	2,847,070
Booking Holdings, Inc. (b)	3,477	6,364,822
CDW Corp.	11,927	1,555,877
eBay, Inc.	66,138	2,219,591
Expedia Group, Inc. - Class A	11,597	1,257,695
Facebook, Inc. - Class A (b)	157,314	31,763,270
JD.com, Inc. - ADR - Class A (b)	77,257	2,911,816
MercadoLibre, Inc. (b)	4,135	2,741,505
Netflix, Inc. (b)	36,522	12,603,377
VeriSign, Inc. (b)	9,768	2,033,112
		195,759,386
Lodging - 0.5%
Marriott International, Inc.	27,235	3,814,534
Wynn Resorts Ltd.	23	2,902
		3,817,436
Media - 4.1%
Charter Communications, Inc. - Class A (a)(b)	17,900	9,262,534
Comcast Corp. - Class A	378,399	16,343,053
FOX Corp. - Class B	29,544	1,095,492
FOX Corp. - Class A	20,679	751,268
Liberty Global PLC - Class A (a)(b)	14,275	292,923
Liberty Global PLC - Class C (b)	34,501	672,079
Sirius XM Holdings, Inc. (a)	368,743	2,607,013
		31,024,362
Pharmaceuticals - 0.0% (c)
Mylan NV (b)	111	2,378
Retail - 4.6%
Costco Wholesale Corp.	36,821	11,249,552
Dollar Tree, Inc. (b)	19,723	1,717,282
Lululemon Athletica, Inc. (b)	10,260	2,456,141
O'Reilly Automotive, Inc. (b)	6,300	2,558,430
Ross Stores, Inc.	30,136	3,380,958
Starbucks Corp.	98,436	8,350,326
Ulta Salon Cosmetics & Fragrance, Inc. (b)	4,618	1,237,208
Walgreens Boots Alliance, Inc.	74,391	3,782,782
		34,732,679
Semiconductors - 12.8%
Advanced Micro Devices, Inc. (b)	92,820	4,362,540
Analog Devices, Inc.	30,693	3,368,557
Applied Materials, Inc.	76,988	4,464,534
ASML Holding NV - ADR (a)	6,153	1,726,901
Broadcom, Inc.	33,048	10,084,928
Intel Corp.	362,605	23,181,338
KLA Corp.	13,150	2,179,481
Lam Research Corp.	12,088	3,604,762
Maxim Integrated Products, Inc.	21,373	1,284,945
Microchip Technology, Inc. (a)	19,905	1,940,339
Micron Technology, Inc. (b)	92,267	4,898,455
NVIDIA Corp.	51,009	12,060,058
NXP Semiconductors NV	23,299	2,955,711
QUALCOMM, Inc.	95,878	8,179,352
Skyworks Solutions, Inc.	14,201	1,606,843
Texas Instruments, Inc.	77,916	9,400,565
Xilinx, Inc.	20,949	1,769,772
		97,069,081
Software - 18.6%
Activision Blizzard, Inc.	64,019	3,743,831
Adobe Systems, Inc. (b)	40,333	14,162,530
ANSYS, Inc. (b)	6,994	1,918,664
Autodesk, Inc. (b)	18,297	3,601,765
Cadence Design System, Inc. (b)	23,383	1,686,148
Cerner Corp.	26,163	1,879,288
Citrix Systems, Inc.	10,314	1,250,263
Electronic Arts, Inc. (b)	24,320	2,624,615
Fiserv, Inc. (b)	56,658	6,720,206
Intuit, Inc.	21,685	6,080,040
Microsoft Corp.	498,704	84,894,382
NetEase, Inc. - ADR	6,066	1,945,730
Paychex, Inc.	29,816	2,557,318
Splunk, Inc. (b)	12,570	1,951,618
Synopsys, Inc. (b)	12,518	1,846,530
Take-Two Interactive Software, Inc. (b)	8,911	1,110,667
Workday, Inc. - Class A (b)	13,659	2,521,861
		140,495,456
Telecommunications - 2.9%
Cisco Systems, Inc.	353,609	16,255,406
T-Mobile US, Inc. (b)	71,297	5,646,009
		21,901,415
Toys/Games/Hobbies - 0.0% (c)
Hasbro, Inc.	27	2,750
Transportation - 0.6%
CSX Corp.	65,211	4,978,208
JB Hunt Trasport Services, Inc. (a)	23	2,482
		4,980,690
TOTAL COMMON STOCKS (Cost $624,132,536)		756,246,063

EXCHANGE TRADED FUNDS - 0.0% (c)
Invesco QQQ Trust Series 1 (a)	22	4,820
TOTAL EXCHANGE TRADED FUNDS (Cost $4,658)		4,820

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.50% (d)	1,024,616	1,024,616
TOTAL SHORT-TERM INVESTMENTS (Cost $1,024,616)		1,024,616

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (d)	29,069,688	29,069,688
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $29,069,688)		29,069,688

Total Investments (Cost $654,231,498) - 103.9%		786,345,187
Liabilities in Excess of Other Assets - (3.9)%		(29,357,545)
TOTAL NET ASSETS - 100.0%		$756,987,642

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $28,683,992 or 3.8% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%
(d)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 756,246,063	$ -	$ -	$ -	$ 756,246,063
Exchange Traded Funds	4,820	-	-	-	4,820
Short-Term Investments	1,024,616	-	-	-	1,024,616
Investments Purchased with Proceeds from Securities Lending	-	-	-	29,069,688	29,069,688
Total Investments in Securities	$ 757,275,499	$ -	$ -	$ 29,069,688	$ 786,345,187
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.